Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 33,040,012	$ 25,571,810	$ 26,664,602
Huadong area [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	14,723,911	17,146,852	22,677,045
Huazhong area [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	329,703	905,858	223,052
Southwest area [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues		169,640	134,943
Northwest area [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	2,308,778	812,888	1,483
Northeast area [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	14,429,145	4,220,467	47,278
Huanan area [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 1,248,475	$ 2,316,105	$ 3,580,801